GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
GENERAL AND ADMINISTRATIVE EXPENSES
Employee benefits expense, including salaries and wages, net of capitalised overhead	$ (4,088)	$ (3,260)	$ (4,849)
Share based payments expense	(1,868)	(2,748)	(4,100)
Legal and other professional fees	(6,330)	(2,085)	(3,347)
Corporate fees	(1,937)	(1,762)	(1,986)
Rent	(632)	(669)	(993)
Regulatory expenses	(314)	(279)	(203)
Transaction related costs	(2,118)	(323)	(540)
Other expenses	(1,058)	(984)	(1,158)
Total general and administrative expenses	(18,345)	(12,110)	(17,176)
Capitalised overhead	$ 2,700	$ 2,100	$ 3,000